Taxes - Tabular disclosure - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total Income taxes	€ (1,265)	€ (962)	€ 848
Current tax	(1,168)	(750)	1,245
Adjustments for current tax of prior periods			2,246
Tax expense in absence of tax income related to the tax dispute	(1,168)	(750)	(1,001)
Deferred tax	(97)	(212)	(396)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	(541)	3	1,556
Current tax	(417)	(129)	1,801
Adjustments for current tax of prior periods		2,246	2,246
Tax expense in absence of tax income related to the tax dispute	(417)	(129)	(444)
Current tax	(417)	(129)	(444)
Deferred tax	(124)	133	(246)
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total Income taxes	50	(115)	(146)
Current tax			(40)
Current tax	0	0	(40)
Deferred tax	50	(115)	(106)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	(528)	(431)	(341)
Current tax	(536)	(420)	(343)
Current tax	(536)	(420)	(343)
Deferred tax	8	(11)	2
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	(74)	(264)	(137)
Current tax	(75)	(76)	(75)
Current tax	(75)	(76)	(75)
Deferred tax	1	(188)	(63)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total Income taxes	(172)	(156)	(83)
Current tax	(140)	(125)	(99)
Current tax	(140)	(125)	(99)
Deferred tax	€ (32)	€ (31)	€ 16